REGULATORY REQUIREMENT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
REGULATORY REQUIREMENT
Net Capital	$ 484,616,278	$ 335,110,383
Requirement	50,877,264	47,480,603
Excess Net Capital	433,739,014	287,629,780
TradeUp Securities
REGULATORY REQUIREMENT
Net Capital	204,825,441	158,727,445
Requirement	22,789,455	11,128,558
Excess Net Capital	182,035,986	147,598,887
Tiger Brokers SG
REGULATORY REQUIREMENT
Net Capital	205,992,868	146,700,328
Requirement	15,895,481	32,048,750
Excess Net Capital	190,097,387	114,651,578
Tiger Brokers HK
REGULATORY REQUIREMENT
Net Capital	58,838,395	21,565,377
Requirement	11,686,213	3,878,298
Excess Net Capital	47,152,182	17,687,079
US Tiger Securities
REGULATORY REQUIREMENT
Net Capital	10,731,914	5,951,945
Requirement	250,000	250,000
Excess Net Capital	10,481,914	5,701,945
TBAU
REGULATORY REQUIREMENT
Net Capital	4,227,660	2,165,288
Requirement	256,115	174,997
Excess Net Capital	$ 3,971,545	$ 1,990,291